Summary of Significant Accounting Policies - Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Sales and marketing	$ 18,825	$ 17,565
Shipping and handling costs
Disaggregation of Revenue [Line Items]
Sales and marketing	$ 300	$ 300
Minimum
Disaggregation of Revenue [Line Items]
Term of payment	30 days
Maximum
Disaggregation of Revenue [Line Items]
Term of payment	60 days